Note 5 - Investments	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of investments other than investments accounted for using equity method [text block]

5.      INVESTMENTS

The Company holds investments as follows for the years ended December 31, 2021 and 2020:

	December 31,	December 31,
	2021	2020
Equity securities, beginning of year	$11,951	$1,408
Disposition of equity securities at fair value	(6,371)	(3,950)
Unrealized (loss) gain for the year	(4,401)	14,493
Equity securities, end of year	$1,179	$11,951

During the year ended December 31, 2021, the Company disposed of certain equity securities held as investments. The proceeds on disposition were $6,371 ( December 31, 2020: $3,950). In addition, the Company recognized a gain on disposal of $5,026 (net of $784 tax) ( December 31, 2020: $1,137 net of $177 tax) which was transferred from other comprehensive income (loss) to deficit. During the year ended December 31, 2021, the Company recorded an unrealized loss of $4,401 ( December 31, 2020: $14,493 unrealized gain) on its investment in equity securities designated as FVTOCI instruments. A deferred tax benefit related to this unrealized loss in the year in the amount of $597 was also recorded ( December 31, 2020: $1,713 deferred tax liability) in other comprehensive income (loss).